Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share

11. Earnings Per Share

         Basic and diluted earnings per share are calculated in accordance with Accounting Standards Codification ("ASC") Topic 260, Earnings Per Share, using 17,633,116 shares of common stock as the weighted-average shares outstanding. All shares and per share amounts have been adjusted to reflect the stock splits completed on May 20, 2011 and November 1, 2011.